Transactions with Related Parties - Vessels Charter Hire and Management Fees (Details) - USD ($)	1 Months Ended	5 Months Ended		11 Months Ended		12 Months Ended
	Jan. 31, 2016	Jun. 05, 2015	May. 28, 2014	Nov. 18, 2014	Dec. 13, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Voyage expenses						$ 39,727,000	$ 28,162,000	$ 22,386,000
Navios Apollon
Vessel year built						2000
Vessel type						Ultra-Handymax
Navios Apollon | Charter hire agreement
Lease term						two years
Profit sharing, Percentage allocation based on earnings						50.00%
Date of agreement						Feb. 29, 2012
Navios Apollon | First year charter hire agreement
Charter hire daily rate						$ 12,500
Navios Apollon | Second year charter hire agreement
Charter hire daily rate						$ 13,500
Navios Apollon | Extended charter hire agreement
Lease term						six months
Charter hire daily rate						$ 13,500
Profit sharing, Percentage allocation based on earnings						50.00%
Date of agreement						Jan. 31, 2014
Navios Apollon | Further extension, Charter hire agreement
Lease term						one year
Charter hire daily rate						$ 12,500
Profit sharing, Percentage allocation based on earnings						50.00%
Date of agreement						Oct. 31, 2014
Navios Apollon | Second further extension, Charter hire agreement
Lease term						one year
Charter hire daily rate						$ 12,500
Profit sharing, Percentage allocation based on earnings						50.00%
Date of agreement						Apr. 30, 2015
Navios Prosperity
Vessel year built						2007
Vessel type						Panamax
Navios Prosperity | Charter hire agreement
Lease term						one year with two six-month extension options
Charter hire daily rate						$ 12,000
Date of agreement						May 31, 2012
Navios Prosperity | Extended charter hire agreement
Lease term						one year
Date of agreement						Apr. 30, 2014
Navios Prosperity | Novation agreement
Date of agreement						Mar. 05, 2015
Navios Prosperity | First $1.5 milion in profits above the base rate | Extended charter hire agreement
Profit sharing, Percentage allocation based on earnings						100.00%
Navios Prosperity | Thereafter of the first $1.5 million in profits above the base rate | Extended charter hire agreement
Profit sharing, Percentage allocation based on earnings						50.00%
Navios Libra II
Vessel year built						1995
Vessel type						Panamax
Navios Libra II | Charter hire agreement
Lease term						three years
Charter hire daily rate						$ 12,000
Profit sharing, Percentage allocation based on earnings						50.00%
Date of agreement						Sep. 30, 2012
Navios Libra II | Extended charter hire agreement
Lease term						one year
Charter hire daily rate						$ 12,000
Profit sharing, Percentage allocation based on earnings						50.00%
Date of agreement						Apr. 30, 2015
Navios Felicity
Vessel year built						1997
Vessel type						Panamax
Navios Felicity | Charter hire agreement
Lease term						one year with two six-month extension options
Charter hire daily rate						$ 12,000
Date of agreement						May 31, 2013
Navios Felicity | Extended charter hire agreement
Date of agreement						Feb. 28, 2014
Navios Felicity | Extended charter hire agreement 2
Date of agreement						Aug. 31, 2014
Navios Felicity | Further extension, Charter hire agreement
Lease term						one year
Charter hire daily rate						$ 12,000
Profit sharing, Percentage allocation based on earnings						50.00%
Date of agreement						Apr. 30, 2015
Navios Felicity | First $1.5 milion in profits above the base rate | Charter hire agreement
Profit sharing, Percentage allocation based on earnings						100.00%
Navios Felicity | Thereafter of the first $1.5 million in profits above the base rate | Charter hire agreement
Profit sharing, Percentage allocation based on earnings						50.00%
Navios Aldebaran
Vessel year built						2008
Vessel type						Panamax
Navios Aldebaran | Charter hire agreement
Lease term						six months with a six-month extension option
Charter hire daily rate						$ 11,000
Date of agreement						May 31, 2013
Navios Aldebaran | Extended charter hire agreement
Date of agreement						Dec. 31, 2013
Navios Aldebaran | Further extension, Charter hire agreement
Lease term						six to nine months
Date of agreement						Jul. 31, 2014
Navios Aldebaran | Novation agreement
Date of agreement						Feb. 28, 2015
Navios Aldebaran | First $2.5 millions in profits above the base rate | Extended charter hire agreement
Profit sharing, Percentage allocation based on earnings						100.00%
Navios Aldebaran | Thereafter of the first $2.5 millions in profits above the base rate | Extended charter hire agreement
Profit sharing, Percentage allocation based on earnings						50.00%
Navios Hope
Vessel year built						2005
Vessel type						Panamax
Navios Hope | Charter hire agreement
Lease term						one year
Charter hire daily rate						$ 10,000
Date of agreement						Jul. 31, 2013
Navios Hope | Extended charter hire agreement
Lease term						six months
Date of agreement						Dec. 31, 2013
Navios Hope | Further extension, Charter hire agreement
Lease term						one year
Charter hire daily rate						$ 10,000
Profit sharing, Percentage allocation based on earnings						50.00%
Date of agreement						Jan. 31, 2015
Navios Pollux
Vessel year built						2009
Vessel type						Capesize
Navios Pollux | Charter hire agreement
Date of agreement						Jul. 31, 2013
Termination date of agreement						Aug. 31, 2013
Navios Pollux | New charter hire agreement
Lease term						three months
Charter hire daily rate						$ 21,300
Date of agreement						Aug. 31, 2014
Termination date of agreement						Nov. 30, 2014
Navios Pollux | New charter hire agreement 2
Lease term						one year
Charter hire daily rate						$ 11,400
Profit sharing, Percentage allocation based on earnings						50.00%
Date of agreement						Feb. 28, 2015
Navios Gemini
Vessel year built						1994
Vessel type						Panamax
Navios Gemini | Charter hire agreement
Lease term						nine months
Charter hire daily rate						$ 7,600
Profit sharing, Percentage allocation based on earnings						50.00%
Date of agreement						Mar. 31, 2015
Navios Fantastiks
Vessel year built						2005
Vessel type						Capesize
Navios Fantastiks | Charter hire agreement
Lease term						ten months
Charter hire daily rate						$ 12,500
Profit sharing, Percentage allocation based on earnings						50.00%
Date of agreement						Apr. 30, 2015
Navios Sun, Navios Orbiter, Navios Soleil, Navios Alegria, Navios Harmony and Navios Hyperion | Charter hire agreement
Charter hire daily rate						$ 12,000
Profit sharing, Percentage allocation based on earnings						50.00%
Date of agreement						Apr. 30, 2015
Navios Partners
Management fees						$ 56,504,000	50,359,000	36,173,000
Navios Partners | Ultra-Handymax vessel
Daily management fee						4,000		4,700
Navios Partners | Panamax vessel
Daily management fee						4,100		4,600
Navios Partners | Capesize vessel
Daily management fee						5,100		5,700
Navios Partners | Container vessel of 6,800 TEU
Daily management fee						6,500
Navios Partners | Container vessel more than 8,000 TEU
Daily management fee						7,200
Navios Partners | Container vessel more than 13,000 TEU
Daily management fee						8,500
Navios Acquisition
Management fees						$ 95,336,000	95,827,000	71,392,000
Terms of reimbursement of fees and expenses under the management agreement						Effective March 30, 2012, Navios Acquisition can, upon request to Navios Holdings, partially or fully defer the reimbursement of drydocking and other extraordinary fees and expenses under the management agreement to a later date, but not later than January 5, 2016, and if reimbursed on a later date, such amounts will bear interest at a rate of 1% per annum over LIBOR. Commencing September 28, 2012, Navios Acquisition can, upon request, reimburse Navios Holdings partially or fully for any fixed management fees outstanding for a period of not more than nine months under the management agreement at a later date, but not later than January 5, 2016, and if reimbursed on a later date, such amounts will bear interest at a rate of 1% per annum over LIBOR.
Navios Acquisition | Extended management agreement
Termination date of agreement						May 31, 2020
Navios Acquisition | MR2 product tanker and chemical tanker vessel | Management agreement
Daily management fee			$ 6,000
Fixed drydocking expenses			300,000
Navios Acquisition | MR2 product tanker and chemical tanker vessel | Extended management agreement
Daily management fee						$ 6,000
Duration of agreements						2 years
Navios Acquisition | LR1 product tanker vessel | Management agreement
Daily management fee			7,000
Fixed drydocking expenses			300,000
Navios Acquisition | LR1 product tanker vessel | Extended management agreement
Daily management fee						$ 7,000
Duration of agreements						2 years
Navios Acquisition | VLCC vessel | Management agreement
Daily management fee			$ 10,000
Navios Acquisition | VLCC vessel | Extended management agreement
Daily management fee						$ 9,500
Duration of agreements						2 years
Navios Europe I
Management fees						$ 20,383,000	20,098,000	$ 645,000
Navios Europe I | Management agreement
Duration of agreements					6 years
Navios Midstream
Management fees						17,613,000	$ 1,672,000
Navios Midstream | Management agreement
Duration of agreements				5 years
Navios Midstream | VLCC vessel | Management agreement
Termination date of agreement				Nov. 18, 2016
Daily management fee				$ 9,500
Navios Europe II
Management fees						$ 9,581,000
Navios Europe II | Management agreement
Duration of agreements		6 years
Subsequent event | Navios Partners | Ultra-Handymax vessel
Daily management fee	$ 4,100
Subsequent event | Navios Partners | Panamax vessel
Daily management fee	4,200
Subsequent event | Navios Partners | Capesize vessel
Daily management fee	5,250
Subsequent event | Navios Partners | Container vessel of 6,800 TEU
Daily management fee	6,700
Subsequent event | Navios Partners | Container vessel more than 8,000 TEU
Daily management fee	7,400
Subsequent event | Navios Partners | Container vessel more than 13,000 TEU
Daily management fee	$ 8,750